Aggregate Amount of Huawei Obligations Outstanding (Detail) - NEW ZEALAND - 2degrees - Huawei $ in Thousands	Dec. 31, 2016 USD ($)
Loss Contingencies [Line Items]
2017	$ 5,517
2018	6,910
2019	6,910
Total	$ 19,337